Derivatives - Notional contract amounts and fair value of derivatives by product contract type held by HSBC (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 29,936,611	$ 25,237,927
Notional contract amount of hedging instruments	429,019	424,859
Fair value of trading assets	$ 325,844	$ 340,146
Fair value of hedging assets	6,443	6,054
Gross total fair values of derivative assets	332,287	346,200
Fair value of derivative assets	219,269	229,714
Fair value of trading liabilities	325,341	346,398
Fair value of hedging liabilities	4,773	4,860
Gross total fair values of derivative liabilities	330,114	351,258
Fair value of derivative liabilities	217,096	234,772
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative liabilities	(113,018)	(116,486)
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative assets	(113,018)	(116,486)
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 11,084,647	$ 9,463,768
Notional contract amount of hedging instruments	65,960	63,547
Fair value of trading assets	$ 87,694	$ 99,014
Fair value of hedging assets	1,921	935
Gross total fair values of derivative assets	89,615	99,949
Fair value of trading liabilities	82,071	99,949
Fair value of hedging liabilities	170	780
Gross total fair values of derivative liabilities	82,241	100,729
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 17,753,900	$ 14,853,397
Notional contract amount of hedging instruments	363,059	361,312
Fair value of trading assets	$ 216,753	$ 223,534
Fair value of hedging assets	4,522	5,119
Gross total fair values of derivative assets	221,275	228,653
Fair value of trading liabilities	217,725	225,443
Fair value of hedging liabilities	4,603	4,080
Gross total fair values of derivative liabilities	222,328	229,523
Equities
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 835,458	$ 677,149
Notional contract amount of hedging instruments	0	0
Fair value of trading assets	$ 17,797	$ 14,427
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	17,797	14,427
Fair value of trading liabilities	21,556	17,603
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	21,556	17,603
Credit
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 157,766	$ 153,606
Notional contract amount of hedging instruments	0	0
Fair value of trading assets	$ 1,350	$ 1,351
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	1,350	1,351
Fair value of trading liabilities	1,586	1,861
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	1,586	1,861
Commodity and other
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 104,840	$ 90,007
Notional contract amount of hedging instruments	0	0
Fair value of trading assets	$ 2,250	$ 1,820
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	2,250	1,820
Fair value of trading liabilities	2,403	1,542
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	$ 2,403	$ 1,542